UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                09/30//03
                                                     ------------------

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):          [ ] is a restatement.

                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Wyser-Pratte Management Co., Inc.
     --------------------------------------

Address:          410 Park Avenue
        -----------------------------------

                  Suite 1510
        -----------------------------------

                  New York, NY 10005
        -----------------------------------

Form 13F File Number: 28-4502

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:             Kurt N. Schacht
      ----------------------------------------

Title:            Chief Administrative Officer
      ----------------------------------------

Phone:            (646) 735-5075
      ----------------------------------------

Signature, Place, and Date of Signing:

 /s/ Kurt N. Schacht
--------------------------------------
[Signature]

New York, NY
--------------------------------------

[City, State]

November 10, 2003
--------------------------------------

[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         None





Form 13F Information Table Entry Total:


         3





Form 13F Information Table Value Total:

         $10,760 (thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
Andarko Petroleum Corp - APC   com              032511107     6548   156800 SH       SOLE                   156800
Dana Corp - DCN                com              235811106     2035   131900 SH       SOLE                   131900
General Motors Corp Cl H - GMH com              370442832     2177   152100 SH       SOLE                   152100
